Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets consist of the following components as of March 31, 2020 and 2019:

	2020	2019
Deferred tax assets:
NOL carryover	$7,215,400	$2,363,900
Accrued Payroll	207,100	209,100
Amortization	275,700	49,100
Related party accruals	10,000	1,500
Deferred tax liabilities
Depreciation	(899,300)	(1,200)
Valuation allowance	(6,808,900)	(2,622,400)
Total long-term deferred income tax assets	$-	$-

Schedule of Provision for Income Tax

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended March 31, 2020 and 2019, due to the following:

	2020	2019
Book income (loss)	$(6,385,600)	$(1,493,400)
Stock for services	929,600	32,800
Amortization	38,400	(33,100)
Contingent liability	-	(45,000)
Unrealized gain on cryptocurrency	(34,000)	(31,900)
Meals and entertainment	15,900	12,400
Non-cash interest expense	765,700	315,800
Depreciation	(821,700)	(7,200)
Related party accruals	8,500	1,500)
Related party accrued payroll	(2,000)	174,600
Gain on deconsolidation of WG LATAM	(16,100)	-
Gain on bargain purchase	-	(291,400)
(Gain)/Loss on value of derivative liabilities	(171,400)	64,300
Stock issued for loan fees	-	21,000
Impairment of prepaid paid for with equity	549,700	-
Amortization of prepaid paid for with equity	248,600	45,100
Valuation allowance	4,874,400	1,234,500
Total long-term deferred income tax assets	$-	$-